Schedule of Investments (unaudited)	iShares® MSCI USA ESG Select ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.3%
Howmet Aerospace Inc.	99,326	$2,441,433
Teledyne Technologies Inc.(a)	5,879	2,098,862
TransDigm Group Inc.(a)	5,369	2,970,560
		7,510,855
Air Freight & Logistics — 1.5%
CH Robinson Worldwide Inc.	40,412	3,457,651
Expeditors International of Washington Inc.	322,368	28,858,383
United Parcel Service Inc., Class B	26,952	4,177,560
		36,493,594
Auto Components — 0.6%
Aptiv PLC	99,531	13,297,342
Automobiles — 2.1%
Tesla Inc.(a)	62,903	49,915,418
Banks — 0.9%
KeyCorp.	199,709	3,367,094
PNC Financial Services Group Inc. (The)	49,549	7,111,272
Regions Financial Corp.	149,643	2,545,427
SVB Financial Group(a)(b)	17,524	7,671,657
		20,695,450
Beverages — 2.2%
Coca-Cola Co. (The)	371,016	17,864,420
Keurig Dr Pepper Inc.	108,537	3,451,477
PepsiCo Inc.	234,458	32,019,929
		53,335,826
Biotechnology — 3.0%
AbbVie Inc.	134,210	13,753,841
Amgen Inc.	83,501	20,159,646
Biogen Inc.(a)	18,620	5,262,198
Exact Sciences Corp.(a)(b)	20,508	2,812,877
Gilead Sciences Inc.	229,366	15,046,410
Vertex Pharmaceuticals Inc.(a)	68,348	15,657,160
		72,692,132
Building Products — 2.1%
Carrier Global Corp.	58,448	2,250,248
Johnson Controls International PLC	547,101	27,256,572
Owens Corning	60,178	4,669,813
Trane Technologies PLC	107,726	15,442,522
		49,619,155
Capital Markets — 4.4%
Bank of New York Mellon Corp. (The)	308,907	12,303,766
BlackRock Inc.(c)	54,641	38,317,548
Charles Schwab Corp. (The)	71,408	3,680,368
CME Group Inc.	14,597	2,652,859
FactSet Research Systems Inc.	7,976	2,411,464
Franklin Resources Inc.	153,106	4,025,157
Invesco Ltd.	254,418	5,238,466
Moody’s Corp.	12,592	3,352,746
Northern Trust Corp.	172,833	15,414,975
S&P Global Inc.	11,425	3,621,725
State Street Corp.	132,325	9,262,750
T Rowe Price Group Inc.	39,200	6,134,016
		106,415,840
Chemicals — 2.3%
Axalta Coating Systems Ltd.(a)	180,592	4,874,178
DuPont de Nemours Inc.(b)	43,496	3,455,757
Security	Shares	Value

Chemicals (continued)
Ecolab Inc.	114,019	$23,318,026
International Flavors & Fragrances Inc.(b)	62,512	7,025,098
Linde PLC	40,047	9,827,534
Mosaic Co. (The)	174,881	4,539,911
PPG Industries Inc.	18,239	2,456,976
		55,497,480
Communications Equipment — 1.2%
Cisco Systems Inc.	584,974	26,078,141
Motorola Solutions Inc.	13,893	2,327,772
		28,405,913
Consumer Finance — 1.5%
Ally Financial Inc.	276,254	10,453,451
American Express Co	220,464	25,631,145
		36,084,596
Containers & Packaging — 0.2%
Amcor PLC.	390,128	4,268,000
Diversified Financial Services — 0.3%
Berkshire Hathaway Inc., Class B(a)	36,548	8,328,193
Diversified Telecommunication Services — 0.7%
Liberty Global PLC, Class C, NVS(a)	182,049	4,398,304
Verizon Communications Inc.	220,896	12,094,056
		16,492,360
Electric Utilities — 1.7%
Eversource Energy.	237,919	20,817,912
Southern Co. (The)	41,224	2,428,918
Xcel Energy Inc.	279,007	17,853,658
		41,100,488
Electronic Equipment, Instruments & Components — 1.3%
Cognex Corp.	32,796	2,693,535
Keysight Technologies Inc.(a)	54,903	7,773,716
TE Connectivity Ltd.	77,662	9,350,505
Trimble Inc.(a)	129,826	8,556,832
Zebra Technologies Corp., Class A(a)	9,116	3,535,458
		31,910,046
Energy Equipment & Services — 0.6%
Baker Hughes Co	576,262	11,577,103
Schlumberger Ltd	115,337	2,561,635
		14,138,738
Entertainment — 1.9%
Electronic Arts Inc.	25,943	3,715,038
Netflix Inc.(a)	27,410	14,592,810
Roku Inc.(a)	9,960	3,874,739
Walt Disney Co. (The)(a)	135,585	22,801,329
		44,983,916
Equity Real Estate Investment Trusts (REITs) — 2.9%
American Tower Corp.	33,061	7,516,749
Crown Castle International Corp.	13,504	2,150,647
Equinix Inc.	22,220	16,441,911
Healthpeak Properties Inc.	429,490	12,734,379
Iron Mountain Inc.	175,321	5,903,058
Prologis Inc.	195,331	20,158,159
Ventas Inc.	82,148	3,784,559
Welltower Inc.	40,637	2,462,602
		71,152,064
Food & Staples Retailing — 0.3%
Costco Wholesale Corp.	6,071	2,139,602

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA ESG Select ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
Food & Staples Retailing (continued)
Kroger Co. (The)	78,256	$2,699,832
Walgreens Boots Alliance Inc.	60,227	3,026,407
		7,865,841
Food Products — 2.1%
Bunge Ltd.	197,632	12,933,038
Campbell Soup Co.	178,331	8,579,505
General Mills Inc.	233,794	13,583,431
Kellogg Co.	265,079	15,623,756
		50,719,730
Health Care Equipment & Supplies — 2.5%
Align Technology Inc.(a)	5,193	2,728,298
DENTSPLY SIRONA Inc.	51,297	2,743,876
DexCom Inc.(a)	14,385	5,392,217
Edwards Lifesciences Corp.(a)	163,123	13,470,697
Hologic Inc.(a)	68,215	5,438,782
IDEXX Laboratories Inc.(a)	29,698	14,215,839
Insulet Corp.(a)	8,881	2,372,826
ResMed Inc.	24,405	4,919,316
West Pharmaceutical Services Inc.	29,724	8,902,041
		60,183,892
Health Care Providers & Services — 2.6%
Cardinal Health Inc.	166,203	8,930,087
Centene Corp.(a)	60,591	3,653,638
DaVita Inc.(a)	41,849	4,911,817
HCA Healthcare Inc.	46,488	7,553,370
Henry Schein Inc.(a)	253,993	16,725,439
Humana Inc.	17,848	6,837,747
Laboratory Corp. of America Holdings(a)	11,591	2,653,296
Quest Diagnostics Inc.	88,925	11,484,664
		62,750,058
Health Care Technology — 0.5%
Cerner Corp.	60,779	4,869,005
Teladoc Health Inc.(a)	28,454	7,507,019
		12,376,024
Hotels, Restaurants & Leisure — 1.1%
Darden Restaurants Inc.	59,451	6,949,228
Hilton Worldwide Holdings Inc.	43,077	4,367,577
Royal Caribbean Cruises Ltd.	59,446	3,863,990
Starbucks Corp.	47,472	4,595,764
Vail Resorts Inc.	24,504	6,517,084
		26,293,643
Household Durables — 0.1%
Newell Brands Inc.	114,027	2,738,929
Household Products — 2.6%
Clorox Co. (The)	53,496	11,205,272
Colgate-Palmolive Co.	125,771	9,810,138
Kimberly-Clark Corp.	81,344	10,745,542
Procter & Gamble Co. (The)	247,584	31,742,745
		63,503,697
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The)	275,033	6,708,055
Industrial Conglomerates — 1.5%
3M Co.	205,635	36,121,844
Insurance — 2.4%
American International Group Inc.	87,554	3,278,022
Chubb Ltd.	43,011	6,265,412
Security	Shares	Value
Insurance (continued)
Marsh & McLennan Companies Inc.	252,425	$27,744,032
Prudential Financial Inc.	116,978	9,157,038
Travelers Companies Inc. (The)	61,969	8,446,374
Willis Towers Watson PLC	11,583	2,350,654
		57,241,532
Interactive Media & Services — 6.1%
Alphabet Inc., Class A(a)	38,970	71,212,219
Alphabet Inc., Class C, NVS(a)	17,251	31,668,351
Facebook Inc., Class A(a)	160,151	41,371,808
Snap Inc., Class A, NVS(a)	57,149	3,025,468
		147,277,846
Internet & Direct Marketing Retail — 0.5%
Booking Holdings Inc.(a)	1,132	2,200,981
MercadoLibre Inc.(a)	4,237	7,539,784
Wayfair Inc., Class A(a)(b)	9,837	2,678,812
		12,419,577
IT Services — 6.0%
Accenture PLC, Class A	187,516	45,363,871
Automatic Data Processing Inc.	68,212	11,263,165
International Business Machines Corp.	160,083	19,067,486
Mastercard Inc., Class A	57,115	18,064,903
Okta Inc.(a)	19,371	5,017,283
PayPal Holdings Inc.(a)	82,405	19,308,316
Square Inc., Class A(a)	23,551	5,086,074
Twilio Inc., Class A(a)	11,793	4,238,758
Visa Inc., Class A	93,623	18,092,645
		145,502,501
Leisure Products — 0.3%
Hasbro Inc.	89,713	8,416,874
Life Sciences Tools & Services — 3.4%
Agilent Technologies Inc.	272,398	32,734,068
Illumina Inc.(a)	15,899	6,779,970
Mettler-Toledo International Inc.(a)	13,901	16,237,758
Thermo Fisher Scientific Inc.	25,375	12,933,637
Waters Corp.(a)	47,743	12,636,140
		81,321,573
Machinery — 2.8%
Caterpillar Inc.	78,845	14,416,020
Cummins Inc.	121,169	28,404,437
Deere & Co.	16,554	4,780,795
Xylem Inc./NY	200,024	19,320,318
		66,921,570
Media — 0.4%
Cable One Inc.	1,164	2,328,000
Discovery Inc., Class C, NVS(a)	104,578	3,663,367
Omnicom Group Inc.	40,246	2,510,546
		8,501,913
Multi-Utilities — 1.0%
CMS Energy Corp.	201,005	11,433,165
Consolidated Edison Inc.	55,458	3,925,317
Public Service Enterprise Group Inc.	108,126	6,101,550
Sempra Energy	30,776	3,808,838
		25,268,870
Multiline Retail — 0.3%
Target Corp.	35,932	6,509,800
Oil, Gas & Consumable Fuels — 1.5%
Cheniere Energy Inc.(a)	43,540	2,757,388

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA ESG Select ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	314,655	$12,595,640
Hess Corp.	191,636	10,344,511
Occidental Petroleum Corp.	179,467	3,600,108
ONEOK Inc.	129,337	5,151,493
Valero Energy Corp.	44,917	2,534,666
		36,983,806
Pharmaceuticals — 1.5%
Merck & Co. Inc.	253,710	19,553,429
Zoetis Inc.	107,303	16,551,488
		36,104,917
Professional Services — 0.4%
IHS Markit Ltd.	88,457	7,702,836
Robert Half International Inc.	40,202	2,713,635
		10,416,471
Real Estate Management & Development — 0.5%
CBRE Group Inc., Class A(a)	205,410	12,525,902
Road & Rail — 0.8%
CSX Corp.	32,781	2,811,135
Kansas City Southern	42,145	8,541,527
Norfolk Southern Corp.	22,870	5,411,499
Union Pacific Corp.	15,785	3,117,064
		19,881,225
Semiconductors & Semiconductor Equipment — 5.3%
Advanced Micro Devices Inc.(a)(b)	67,695	5,797,400
Applied Materials Inc.	226,623	21,909,912
Intel Corp.	338,200	18,773,482
Lam Research Corp.	12,779	6,184,397
Marvell Technology Group Ltd.(b)	53,458	2,750,949
Micron Technology Inc.(a)	38,246	2,993,514
NVIDIA Corp.	71,029	36,905,958
ON Semiconductor Corp.(a)(b)	83,461	2,878,570
QUALCOMM Inc.	34,498	5,391,347
Texas Instruments Inc.	146,240	24,230,506
		127,816,035
Software — 10.8%
Adobe Inc.(a)	55,803	25,600,742
Autodesk Inc.(a)	65,552	18,186,092
Cadence Design Systems Inc.(a)	91,924	11,985,970
DocuSign Inc.(a)	10,831	2,522,432
Intuit Inc.	49,822	17,997,201
Microsoft Corp.	547,117	126,909,259
salesforce.com Inc.(a)	160,271	36,150,727
ServiceNow Inc.(a)	14,087	7,651,495
Slack Technologies Inc., Class A(a)	86,966	3,667,356
Splunk Inc.(a)	14,005	2,311,245
VMware Inc., Class A(a)(b)	25,673	3,539,023
Security	Shares	Value

Software (continued)
Workday Inc., Class A(a)	21,306	$4,847,754
		261,369,296
Specialty Retail — 3.1%
Best Buy Co. Inc.	134,092	14,591,891
Home Depot Inc. (The)	159,829	43,284,890
Lowe’s Companies Inc.	76,989	12,845,615
TJX Companies Inc. (The)	36,993	2,369,032
Tractor Supply Co	18,091	2,564,218
		75,655,646
Technology Hardware, Storage & Peripherals — 6.2%
Apple Inc.	978,435	129,114,282
Hewlett Packard Enterprise Co.	1,099,543	13,568,361
HP Inc.	277,242	6,748,070
		149,430,713
Textiles, Apparel & Luxury Goods — 1.0%
Lululemon Athletica Inc.(a)	12,354	4,060,513
Nike Inc., Class B	78,984	10,551,472
VF Corp.	134,311	10,324,487
		24,936,472
Trading Companies & Distributors — 0.2%
WW Grainger Inc.	9,865	3,594,707
Total Common Stocks — 99.8%
(Cost: $1,914,977,130)		2,409,696,365

Short-Term Investments
Money Market Funds — 1.3%

BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)(e)	28,002,402	28,019,204
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	3,880,000	3,880,000
		31,899,204
Total Short-Term Investments — 1.3%
(Cost: $31,896,779)		31,899,204
Total Investments in Securities — 101.1%
(Cost: $1,946,873,909)		2,441,595,569
Other Assets, Less Liabilities — (1.1)%		(26,284,531)
Net Assets — 100.0%		$2,415,311,038

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA ESG Select ETF
January 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$22,720,423	$5,305,419	(a)	$—	$26,158	$(32,796)	$28,019,204	28,002,402	$76,261	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,410,000	1,470,000	(a)	—	—	—	3,880,000	3,880,000	2,614		—
BlackRock Inc.	2,410,000	17,866,154		(20,729,563)	5,631,692	5,915,852	38,317,548	54,641	571,649		—
					$5,657,850	$5,883,056	$70,216,752		$650,524		$—
(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts S&P 500 E-Mini Index	29	03/19/21	$5,373	$(17,001)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,409,696,365	$—	$—	$2,409,696,365
Money Market Funds	31,899,204	—	—	31,899,204
	$2,441,595,569	$—	$—	$2,441,595,569
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(17,001)	$—	$—	$(17,001)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

4